21 Employees benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [Line Items]
Present value of defined benefit obligations	R$ (5,662,521)	R$ (6,113,349)	R$ (5,138,445)
Fair value of the plan's assets	2,793,927	2,752,417	2,168,436
Liability as per statement of financial position - pension obligations	(2,868,594)	(3,360,932)
G1 Plan [member]
Summary of employee benefits [Line Items]
Present value of defined benefit obligations	(3,112,980)	(3,067,094)	(2,532,338)
Fair value of the plan's assets	2,793,927	2,752,417	2,168,436
Liability as per statement of financial position - pension obligations	(319,053)	(314,677)
G0 plan [member]
Summary of employee benefits [Line Items]
Present value of defined benefit obligations	(2,549,541)	(3,046,255)	(2,606,107)
Fair value of the plan's assets	0	0	R$ 0
Liability as per statement of financial position - pension obligations	R$ (2,549,541)	R$ (3,046,255)